FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL INSTRUMENTS
Summary of fair value of financial instruments

	2019		2018
	Book	Fair	Book	Fair
	value	value	value	value
Assets
Short-term investments	3,652,949	3,652,949	459,470	459,470
Related parties	95,445	95,445	27,939	27,939
Unrealized gains on financial instruments - Derivative instruments	2,846	2,846	33,417	33,417
Other current assets	618,769	618,769	780,423	780,423
Other non-current assets	464,169	464,169	449,592	449,592
Liabilities
Loans and Financing	13,138,823	14,288,142	13,367,841	13,533,306
Debentures	2,911,044	2,864,950	1,538,873	1,538,873
Related parties	—	—	1,350	1,350
Unrealized losses on financial instruments - Derivative instruments	—	—	5,245	5,245
Obligations with FIDC	1,018,501	1,018,501	938,526	938,526
Other current liabilities	666,858	666,858	988,967	988,967
Other non-current liabilities	449,375	449,375	499,092	499,092

Schedule of capital management risk

Net debt/EBITDA	From 1.0 to 1.5 times
Gross debt limit	R$ 12 billion
Average maturity	more than 6 years

Schedule of maturity of contractual obligations for liquidity risk

	2019
Contractual obligations	Total	Less than 1 year	1-3 years	4-5 years	More than 5 years
Trade accounts payable	3,762,768	3,762,768	—	—	—
Loans and financing	20,061,659	2,312,877	2,659,844	3,793,164	11,295,774
Debentures	3,457,033	152,928	1,764,003	686,732	853,370
Obligations with FIDC	1,018,501	—	—	—	1,018,501
Lease liabilities (current liability)	202,536	202,536	—	—	—
Other current liabilities	666,858	666,858	—	—	—
Lease liabilities (non-current liability)	601,733	—	294,249	144,744	162,740
Other non-current liabilities	449,375	—	20,079	—	429,296
	30,220,463	7,097,967	4,738,175	4,624,640	13,759,681

	2018
Contractual obligations	Total	Less than 1 year	1-3 years	4-5 years	More than 5 years
Trade accounts payable	4,335,054	4,335,054	—	—	—
Loans and financing	20,613,734	2,817,346	5,053,827	2,509,962	10,232,599
Debentures	1,940,474	104,995	231,817	1,600,632	3,030
Unrealized losses on financial instruments - Derivative Instruments	5,245	5,245	—	—	—
Obligations with FIDC	938,526	—	—	—	938,526
Other current liabilities	772,970	772,970	—	—	—
Other non-current liabilities	499,092	—	13,295	—	485,797
	29,105,095	8,035,610	5,298,939	4,110,594	11,659,952

Schedule of sensitivity analysis

Assumptions	Percentage of change	2019	2018
Foreign currency sensitivity analysis	5%	112,355	113,445
Interest rate sensitivity analysis	10 bps	70,891	55,959
Sensitivity analysis of changes in prices of products sold	1%	396,440	461,595
Sensitivity analysis of changes in raw material and commodity prices	1%	258,906	296,234
Sensitivity analysis of interest rate and foreign currency swaps	10 bps/5%	—	11,073
Sensitivity analysis of Swap of interest rate	50 bps	408	476
Sensitivity analysis of NDF (Non Deliverable Forwards)	5%	—	7,063

Schedule of financial instruments per category

		Financial asset at fair	Financial asset at fair
2019	Financial asset at	value through profit or	value through other
Assets	amortized cost	loss	comprehensive income	Total
Short-term investments	—	3,652,949	—	3,652,949
Unrealized gains on financial instruments - Derivative instruments	—	—	2,846	2,846
Related parties	95,445	—	—	95,445
Other current assets	618,769	—	—	618,769
Other non-current assets	464,169	—	—	464,169
Total	1,178,383	3,652,949	2,846	4,834,178
Financial income (expenses)	279,843	92,759	—	372,602

	Financial liability at fair
	value through profit or	Financial liability at
Liabilities	loss	amortized cost	Total
Loans and financings	—	13,138,823	13,138,823
Debentures	—	2,911,044	2,911,044
Obligations with FIDC	—	1,018,501	1,018,501
Lease liabilities (current liability)	—	202,536	202,536
Other current liabilities	—	666,858	666,858
Lease liabilities (non-current liability)	—	601,733	601,733
Other non-current liabilities	—	449,375	449,375
Total	—	18,988,870	18,988,870
Financial income (expenses)	(20,636)	(1,861,180)	(1,881,816)

		Financial asset at fair	Financial asset at fair
2018	Financial asset at	value through profit or	value through other
Assets	amortized cost	loss	comprehensive income	Total
Short-term investments	—	459,470	—	459,470
Unrealized gains on financial instruments - Derivative instruments	—	—	33,417	33,417
Related parties	27,939	—	—	27,939
Other current assets	780,423	—	—	780,423
Other non-current assets	449,592	—	—	449,592
Total	1,257,954	459,470	33,417	1,750,841
Financial income (expenses)	629,750	115,081	—	744,831

	Financial liability at fair
	value through profit or	Financial liability at
Liabilities	loss	amortized cost	Total
Loans and financings	—	13,367,841	13,367,841
Debentures	—	1,538,873	1,538,873
Related parties	—	1,350	1,350
Obligations with FIDC	—	938,526	938,526
Other current liabilities	—	988,967	988,967
Other non-current liabilities	—	499,092	499,092
Unrealized losses on financial instruments - Derivative instruments	5,245	—	5,245
Total	5,245	17,334,649	17,339,894
Financial income (expenses)	(17,484)	(2,617,142)	(2,634,626)

Summary of derivative instruments

		Notional value				Amount receivable		Amount payable
Contracts	Position	2019		2018		2019	2018	2019	2018
Forward
Maturity at 2019	purchase in US$		—	US$	19.2 million	—	—	—	(4,069)
Maturity at 2019	sell in US$		—	US$	18.3 million	—	462	—	(1,176)

Cross currency swap
Maturity in 2019	CDI 111.50%		—	R$	230.5 million	—	30,249	—	—

Swap of interest rate
Maturity in 2020	CDI 111.50%	R$	50.0 million	R$	50.0 million	2,846	2,706	—	—
Total fair value of financial instruments						2,846	33,417	—	(5,245)

Summary of prospective and retrospective tests of derivative financial instruments

	2019	2018
Current assets	2,846	30,711
Non-current assets	—	2,706
	2,846	33,417
Unrealized losses on financial instruments - Derivative instruments
Current liabilities	—	(5,245)
	—	(5,245)

	2019	2018
Net Income
Gains on financial instruments	5,518	49,576
Losses on financial instruments	(20,636)	(17,484)
	(15,118)	32,092
Other comprehensive income
Gains on financial instruments	3,502	11,947
	3,502	11,947

Schedule of financial assets and liabilities measures at fair value on recurring basis

	Fair Value Measurements at Reporting Date Using
					Quoted Prices in Non-Active
			Quoted Prices Active Markets for		Markets for Similar Assets
	Accounting balance		Identical Assets (Level 1)		(Level 2)
	2019	2018	2019	2018	2019	2018

Current assets
Short-term investments	3,652,949	459,470	—	114,027	3,652,949	345,443
Unrealized gains on financial instruments - Derivative instruments	2,846	30,711	—	—	2,846	30,711
Other current assets	618,769	780,423	—	—	618,769	780,423

Non-current assets
Related parties	95,445	27,939	—	—	95,445	27,939
Unrealized gains on financial instruments - Derivative instruments	—	2,706	—	—	—	2,706
Other non-current assets	464,169	449,592	—	—	464,169	449,592
	4,834,178	1,750,841	—	114,027	4,834,178	1,636,814

Current liabilities
Short-term debt	1,544,211	1,822,183	—	—	1,544,211	1,822,183
Debentures	18,015	2,755	—	—	18,015	2,755
Unrealized losses on financial instruments - Derivative instruments	—	5,245	—	—	—	5,245
Lease liabilities	202,536	—	—	—	202,536	—
Other current liabilities	666,858	772,970	—	—	666,858	772,970

Non-current liabilities
Long-term debt	11,594,612	11,545,658	—	—	11,594,612	11,545,658
Debentures	2,893,029	1,536,118	—	—	2,893,029	1,536,118
Related parties	—	1,350	—	—	—	1,350
Obligations with FIDC	1,018,501	938,526	—	—	1,018,501	938,526
Lease liabilities	601,733	—	—	—	601,733	—
Other non-current liabilities	449,375	499,092	—	—	449,375	499,092
	18,988,870	17,123,897	—	—	18,988,870	17,123,897

Summary of changes in liabilities of cash flow from financing activities

		Cash transactions		Non cash transactions
Interest expense on
			Interest paid	loans and Interest on
	Balances as of	Proceeds/(Repayment)	on loans and	loans with related	Exchange variation and	Balances as of
	December 31, 2018	from financing activities	financing	parties	and others	December 31, 2019
Related parties, net	(26,589)	(64,089)	—	(4,767)	—	(95,445)
Debt, Debentures and Losses/Gains on financial instruments, net - Derivative instruments	14,878,542	700,490	(945,027)	938,120	474,896	16,047,021

		Cash transactions		Non cash transactions
Exchange variation,
				Interest expense on	operations with
			Interest paid	loans and Interest on	subsidiaries and
	Balances as of	Proceeds/(Repayment)	on loans and	loans with related	associate company and	Balances as of
	December 31, 2017	from financing activities	financing	parties	others	December 31, 2018
Related parties, net	(51,839)	25,755	—	(545)	40	(26,589)
Debt, Debentures and Losses/Gains on financial instruments, net - Derivative instruments	16,510,851	(3,439,644)	(1,162,364)	1,177,686	1,792,013	14,878,542

		Cash transactions		Non cash transactions
Exchange variation,
				Interest expense on	operations with
			Interest paid	loans and Interest on	subsidiaries and
	Balances as of	Proceeds/(Repayment)	on loans and	loans with related	associate company and	Balances as of
	January 01, 2017	from financing activities	financing	parties	others	December 31, 2017
Related parties, net	(57,541)	5,797	—	(95)	—	(51,839)
Debt, Debentures and Losses/Gains on financial instruments, net - Derivative instruments	20,576,866	(3,975,541)	(1,330,116)	1,323,448	(83,806)	16,510,851